Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000222039
Shareholder Report [Line Items]
Fund Name	Short Duration Income Fund
Class Name	I Class
Trading Symbol	(TSIDX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - I Class	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to emerging markets debt and securitized sectors—asset-backed securities (ABS), collateralized loan obligations (CLOs), commercial mortgage-backed securities, and residential mortgage-backed securities—aided relative performance versus its style-specific benchmark, the Bloomberg 1–3 Year U.S. Corporate Bond Index. Security selection among investment-grade and high yield corporate bonds further added to relative gains. Additionally, the portfolio’s slightly shorter-than-benchmark average duration position helped relative performance as U.S. Treasury note and bond yields ended the period higher.

  Out-of-benchmark holdings of U.S. Treasuries hindered performance relative to the fund’s style-specific benchmark, as corporate credit spreads tightened.

  The fund’s allocation to corporate debt decreased but continued to represent the portfolio’s largest absolute position. As corporate bond valuations tightened early in the period, we focused on additions in ABS. We also added CLOs during the period as spreads tightened elsewhere in fixed income markets.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly Treasury futures, detracted modestly from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 12/8/2020
Short Duration Income Fund (I Class)	5.88%	1.05%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 3.22
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	5.21	0.98

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 54,942,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ (165,000)
InvestmentCompanyPortfolioTurnover	88.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$54,942
Number of Portfolio Holdings	381

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	18.5%
AA Rated	10.2
A Rated	17.9
BBB Rated	23.0
BB Rated and Below	6.9
Not Rated	5.7
U.S. Treasury Securities	14.3
U.S. Government Agency Securities	4.1
Reserves	-0.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	13.3%
Federal National Mortgage Assn.	2.0
Federal Home Loan Banks	1.2
U.S. Treasury Inflation-Indexed Notes	1.0
Octane Receivables Trust	1.0
UMBS	1.0
Crown Castle	1.0
VF	0.9
Ford Credit Auto Lease Trust	0.9
Verus Securitization Trust	0.8

Material Fund Change [Text Block]
C000222038
Shareholder Report [Line Items]
Fund Name	Short Duration Income Fund
Class Name	Investor Class
Trading Symbol	(TSDLX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Income Fund - Investor Class	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The shorter-maturity U.S. investment-grade bond market generated positive returns over the 12-month period ended May 31, 2024, largely lifted by declining interest rates and tighter credit spreads near the end of 2023. Corporate bonds and securitized credit generated positive excess returns during the rally and the broader reporting period.

  The fund’s out-of-benchmark allocations to emerging markets debt and securitized sectors—asset-backed securities (ABS), collateralized loan obligations (CLOs), commercial mortgage-backed securities, and residential mortgage-backed securities—aided relative performance versus its style-specific benchmark, the Bloomberg 1–3 Year U.S. Corporate Bond Index. Security selection among investment-grade and high yield corporate bonds further added to relative gains. Additionally, the portfolio’s slightly shorter-than-benchmark average duration position helped relative performance as U.S. Treasury note and bond yields ended the period higher.

  Out-of-benchmark holdings of U.S. Treasuries hindered performance relative to the fund’s style-specific benchmark, as corporate credit spreads tightened.

  The fund’s allocation to corporate debt decreased but continued to represent the portfolio’s largest absolute position. As corporate bond valuations tightened early in the period, we focused on additions in ABS. We also added CLOs during the period as spreads tightened elsewhere in fixed income markets.

  While we are primarily a cash bond manager, we occasionally employ the limited use of derivatives in our strategy for hedging purposes. Derivatives may include futures and options, as well as credit default and interest rate swaps. During the reporting period, our use of derivatives, particularly Treasury futures, detracted modestly from absolute performance.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception 12/8/2020
Short Duration Income Fund (Investor Class)	5.66%	0.95%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 3.22
Bloomberg 1-3 Year U.S. Corporate Bond Index (Strategy Benchmark)	5.21	0.98

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 54,942,000
Holdings Count | Holding	381
Advisory Fees Paid, Amount	$ (165,000)
InvestmentCompanyPortfolioTurnover	88.70%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$54,942
Number of Portfolio Holdings	381

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	18.5%
AA Rated	10.2
A Rated	17.9
BBB Rated	23.0
BB Rated and Below	6.9
Not Rated	5.7
U.S. Treasury Securities	14.3
U.S. Government Agency Securities	4.1
Reserves	-0.6

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	13.3%
Federal National Mortgage Assn.	2.0
Federal Home Loan Banks	1.2
U.S. Treasury Inflation-Indexed Notes	1.0
Octane Receivables Trust	1.0
UMBS	1.0
Crown Castle	1.0
VF	0.9
Ford Credit Auto Lease Trust	0.9
Verus Securitization Trust	0.8

Material Fund Change [Text Block]